Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance (in Dollars)	$ 418	$ 20
Convertible preferred stock, par value (in Dollars per share)
Convertible preferred stock, shares authorized	0	1,047,942
Convertible preferred stock, shares outstanding	0	1,047,942
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000
Common stock, shares issued	50,878,780	21,644,392
Common stock, shares outstanding	50,878,780	21,644,392